In-Process Research and Development, Net	3 Months Ended
Dec. 31, 2025
In-Process Research and Development, Net [Abstract]
IN-PROCESS RESEARCH AND DEVELOPMENT, NET

6. IN-PROCESS RESEARCH AND DEVELOPMENT, NET

In process research and development consists of a beginning carrying value for LYMPHIR of $73,400,000 and a net balance of $72,826,563 at December 31, 2025. Amortization of in-process research and development commenced upon revenue generation in December 2025. For the three months ended December 31, 2025 and December 31, 2024 amortization was $573,438 and $0, respectively. In-process research and development is being amortized as follows on a straight-line basis over the remaining FDA product exclusivity period which ends in August 2036. A summary of the amortization for in-process research and development is as follows:

Year Ended September 30,	Amount
2026	$5,160,938
2027	6,881,250
2028	6,881,250
2029	6,881,250
2030	6,881,250
2031	6,881,250
Thereafter	33,259,375
Total	$72,826,523